Stock Options (Details 1)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Expected life in years		5 years 6 months	5 years
Weighted Avg. Expected Volatility		92.30%
Expected dividend yield	0.00%	0.00%	0.00%
Minimum [Member]
Risk-free interest rate	1.93%	1.23%	1.49%
Expected life in years	5 years 6 months
Weighted Avg. Expected Volatility	98.00%		88.40%
Maximum [Member]
Risk-free interest rate	2.39%	1.41%	1.70%
Expected life in years	10 years
Weighted Avg. Expected Volatility	106.00%		105.30%